Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Communication Services Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Communication Services Index ETF
Bar Chart Table:
Annual Return 2014	6.38%
Annual Return 2015	3.26%
Annual Return 2016	23.15%
Annual Return 2017	3.59%
Annual Return 2018	(5.45%)
Annual Return 2019	27.06%
Annual Return 2020	28.25%
Annual Return 2021	13.84%